Weighted Average Assumptions Used to Estimate Fair Value of Stock Option (Detail) (USD $)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value of Options Issued			$ 3.11
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value of Options Issued	$ 5.64	$ 2.56	$ 2.46
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value of Options Issued		$ 4.31
Exercise Price 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value of Options Issued		$ 2.78	$ 1.67
Exercise Price 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value of Options Issued			$ 1.85
Exercise Price 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value of Options Issued	$ 10.96